HSBC Holdings' subsidiaries, joint ventures and associates - Subsidiaries (Details)	12 Months Ended
Dec. 31, 2017
ACN 087 652 113 Pty Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Almacenadora Banpacifico S.A.
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
Assetfinance December (F) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Assetfinance December (H) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Assetfinance December (M) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Assetfinance December (P) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Assetfinance December (R) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Assetfinance June (A) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Assetfinance June (D) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Assetfinance Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Assetfinance March (B) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Assetfinance March (D) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Assetfinance March (F) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Assetfinance September (F) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Assetfinance September (G) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
B&Q Financial Services Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Banco Nominees (Guernsey) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Banco Nominees 2 (Guernsey) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Banco Nominees Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Bank of Bermuda (Cayman) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Beijing Miyun HSBC Rural Bank Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Beneficial Company LLC
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Beneficial Consumer Discount Company
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Beneficial Financial I Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Beneficial Florida Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Beneficial Homeowner Service Corporation
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Beneficial Kentucky Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Beneficial Loan & Thrift Co.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Beneficial Louisiana Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Beneficial Maine Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Beneficial Massachusetts Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Beneficial Michigan Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Beneficial New Hampshire Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Beneficial Oregon Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Beneficial Rhode Island Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Beneficial South Dakota Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Beneficial Tennessee Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Beneficial West Virginia, Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Beneficial Wyoming Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
BFC Insurance Agency of Nevada
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Billingsgate Nominees Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Cal-Pacific Services, Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Canada Crescent Nominees (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Canada Square Nominees (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Canada Square Property Participations Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Canada Water Nominees (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Capco/Cove, Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Card-Flo 1, Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Card-Flo 3, Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Cayman International Finance Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
CC&H Holdings LLC
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
CCF Charterhouse GmbH & Co Asset Leasing KG
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
CCF Charterhouse GmbH
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
CCF Holding (LIBAN) S.A.L. (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	74.99%
CCF & Partners Asset Management Limited
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
Charterhouse Administrators ( D.T.) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Charterhouse Development Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Charterhouse Management Services Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Charterhouse Pensions Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Chongqing Dazu HSBC Rural Bank Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
Chongqing Fengdu HSBC Rural Bank Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Chongqing Rongchang HSBC Rural Bank Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
CL Residential Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
COIF Nominees Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Cordico Management AG
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Corhold Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Dalian Pulandian HSBC Rural Bank Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Decision One Mortgage Company, LLC
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Dem 5
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Dem 9
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Dempar 1
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Dempar 4
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Desarrollo Turistico, S.A. de C.V.
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
Ellenville Holdings, Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Elysees GmbH
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Elysées Immo Invest
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
EMTT Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Equator Holdings Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Eton Corporate Services Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Far East Leasing SA
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Fdm 5 SAS
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
FEPC Leasing Ltd.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Finanpar 2
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Finanpar 7
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Flandres Contentieux S.A.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Foncière Elysées
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Forward Trust Rail Services Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Fujian Yongan HSBC Rural Bank Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Fulcher Enterprises Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Fundacion HSBC, A.C.
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
Gesellschaft fur Industrielle Beteiligungen und Finanzierung mbH
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Gesico International SA
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Giller Ltd.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
GPIF Co-Investment, LLC
Disclosure of subsidiaries [line items]
Group interest percent	80.00%
GPIF-I Equity Co., Ltd.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
GPIF-I Finance Co., Ltd
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Griffin International Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Grupo Financiero HSBC, S. A. de C. V.
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
Guangdong Enping HSBC Rural Bank Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
GZ Guyerzeller Corporation (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hang Seng (Nominee) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hang Seng Bank (China) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hang Seng Bank (Trustee) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hang Seng Bank Limited
Disclosure of subsidiaries [line items]
Group interest percent	62.14%
Hang Seng Bullion Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hang Seng Credit Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hang Seng Data Services Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hang Seng Finance Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hang Seng Financial Information Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hang Seng Futures Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hang Seng Indexes Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hang Seng Insurance Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hang Seng Investment Management Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hang Seng Investment Services Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hang Seng Life Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hang Seng Real Estate Management Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hang Seng Securities Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hang Seng Security Management Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Haseba Investment Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HFC Bank Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HFC Company LLC
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
High Time Investments Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HITG Administration GmbH
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Honey Green Enterprises Ltd.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hongkong International Trade Finance (Holdings) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Household Capital Markets LLC
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Household Commercial Financial Services, Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Household Finance Consumer Discount Company
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Household Finance Corporation II
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Household Finance Corporation III
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Household Finance Corporation of Alabama
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Household Finance Corporation of California
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Household Finance Industrial Loan Company of Iowa
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Household Finance Realty Corporation of Nevada
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Household Finance Realty Corporation of New York
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Household Financial Center Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Household Industrial Finance Company
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Household Insurance Group Holding Company
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Household International Europe Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Household Pooling Corporation
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Household Realty Corporation
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HRMG Nominees Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC (BGF) Investments Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Trust Company (BVI) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC (General Partner) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC (Guernsey) GP PCC Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC (Kuala Lumpur) Nominees Sdn Bhd
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC (Malaysia) Trustee Berhad
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC (Singapore) Nominees Pte Ltd
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Administradora de Inversiones S.A.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Agency (India) Private Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Alternative Investments Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Amanah Malaysia Berhad
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Amanah Takaful (Malaysia) Berhad
Disclosure of subsidiaries [line items]
Group interest percent	49.00%
HSBC Americas Corporation (Delaware)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Argentina Holdings S.A.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Asia Holdings (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Asia Holdings B.V.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Asia Holdings Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Asia Pacific Holdings (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Asset Finance (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Asset Finance Holdings Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Asset Finance M.O.G. Holdings (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Asset Management (India) Private Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Assurances Vie (France)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Australia Holdings Pty Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank (Chile)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank (China) Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank (General Partner) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank (Mauritius) Limited
Disclosure of subsidiaries [line items]
Group interest percent	72.95%
HSBC Bank (RR) (Limited Liability Company)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank (Singapore) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank (Taiwan) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank (Uruguay) S.A.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank (Vietnam) Ltd.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank A.S.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank Argentina S.A.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank Armenia cjsc
Disclosure of subsidiaries [line items]
Group interest percent	70.00%
HSBC Bank Australia Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank Bermuda Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank Canada
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank Capital Funding (Sterling 1) LP
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank Capital Funding (Sterling 2) LP
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank Egypt S.A.E
Disclosure of subsidiaries [line items]
Group interest percent	94.54%
HSBC Bank International Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank Malaysia Berhad
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank Malta p.l.c.
Disclosure of subsidiaries [line items]
Group interest percent	70.03%
HSBC Bank Middle East Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank Middle East Limited, Representative Office Morocco SARL
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank Nominee (Jersey) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank Oman S.A.O.G.
Disclosure of subsidiaries [line items]
Group interest percent	51.00%
HSBC Bank Pension Trust (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank plc
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank Polska S.A.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank USA, National Association
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Branch Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Brasil Holding S.A.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC BRASIL S.A. BANCO DE INVESTIMENTO
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Broking Forex (Asia) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Broking Futures (Asia) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Broking Futures (Hong Kong) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Broking Nominees (Asia) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Broking Securities (Asia) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Broking Securities (Hong Kong) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Broking Services (Asia) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Canada Holdings (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Canadian Covered Bond (Legislative) GP Inc
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Capital (Canada) Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Capital (USA), Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Capital Funding (Dollar 1) L.P.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Capital Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Card Services Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Casa de Bolsa, S.A. de C.V., Grupo Financiero HSBC
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Cayman Services Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC City Funding Holdings
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Client Holdings Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Client Share Offer Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Columbia Funding, LLC
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Corporate Advisory (Malaysia) Sdn Bhd
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Corporate Finance (Hong Kong) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Corporate Trustee Company (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Credit Center, Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Custody Nominees (Australia) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Custody Services (Guernsey) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Daisy Investments (Mauritius) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Diversified Loan Fund General Partner Sarl
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Electronic Data Processing (Guangdong) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Electronic Data Processing (Malaysia) Sdn Bhd
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Electronic Data Processing (Philippines), Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Electronic Data Processing India Private Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Electronic Data Processing Lanka (Private) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Electronic Data Service Delivery (Egypt) S.A.E.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Enterprise Investment Company (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Epargne Entreprise (France)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Equator (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Equipment Finance (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Equities (Luxembourg) S.a r.l.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Equity (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Europe B.V.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC European Clients Depositary Receipts Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Executor & Trustee Company (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Factoring (France)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Finance (Brunei) Berhad
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Finance (Netherlands)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Finance Corporation
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Finance Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Finance Mortgages Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Finance Transformation (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Financial Services (Lebanon) s.a.l.
Disclosure of subsidiaries [line items]
Group interest percent	99.70%
HSBC Financial Services (Middle East) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Financial Services (Uruguay) S.A.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC France
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Fund Services (Korea) Limited
Disclosure of subsidiaries [line items]
Group interest percent	92.95%
HSBC Funding (UK) Holdings
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Germany Holdings GmbH
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Gestion (Monaco) SA
Disclosure of subsidiaries [line items]
Group interest percent	99.80%
HSBC Global Asset Management (Bermuda) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Asset Management (Canada) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Asset Management (Deutschland) GmbH
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Asset Management (France)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Asset Management (Hong Kong) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Asset Management (International) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Asset Management (Japan) K. K.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Asset Management (Malta) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Asset Management (México), S.A. de C.V., Sociedad Operadora de Fondos de Inversión, Grupo Financiero HSBC
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Global Asset Management (Oesterreich) GmbH
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Asset Management (Singapore) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Asset Management (Switzerland) AG
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Asset Management (Taiwan) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Asset Management (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Asset Management (USA) Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Asset Management Holdings (Bahamas) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Asset Management Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Custody Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Custody Proprietary Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Services (Hong Kong) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Services (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Services Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Shared Services (India) Private Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Group Management Services Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Group Nominees UK Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Holdings B.V.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Home Equity Loan Corporation II
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC IM Pension Trust Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Infrastructure Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC INKA Investment-AG TGV
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Inmobiliaria (Mexico), S.A. de C.V.
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Institutional Trust Services (Asia) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Institutional Trust Services (Bermuda) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Institutional Trust Services (Ireland) DAC
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Institutional Trust Services (Mauritius) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Institutional Trust Services (Singapore) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Insurance (Asia) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Insurance (Asia-Pacific) Holdings Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Insurance (Bermuda) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Insurance (Singapore) Pte. Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Insurance Agency (USA) Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Insurance Brokers (Philippines) Inc
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Insurance Brokers (Taiwan) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Insurance Holdings Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Insurance Management Services Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Insurance Services (Lebanon) S.A.L.
Disclosure of subsidiaries [line items]
Group interest percent	97.70%
HSBC Insurance Services Holdings Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC International Finance Corporation (Delaware)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC International Financial Services (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC International Holdings (Jersey) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC International Nominees Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC International Trade Finance Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC International Trustee (BVI) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC International Trustee (Holdings) Pte. Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC International Trustee Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Inversiones S.A.
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Inversiones y Servicios Financieros Limitada
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC InvestDirect (India) Limited
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC InvestDirect Financial Services (India) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC InvestDirect Sales & Marketing (India) Limited
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC InvestDirect Securities (India) Private Limited
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Investment Bank Holdings B.V.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Investment Bank Holdings Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Investment Funds (Canada) Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Investment Funds (Hong Kong) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Investment Funds (Luxembourg) SA
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Investments (Bahamas) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Invoice Finance (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Iris Investments (Mauritius) Ltd
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Issuer Services Common Depositary Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Issuer Services Depositary Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Land Title Agency (USA) LLC
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Latin America B.V.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Latin America Holdings (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Leasing (Asia) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Leasing (France)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Life (International) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Life (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Life Assurance (Malta) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Lodge Funding (UK) Holdings
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC LU Nominees Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Management (Guernsey) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Markets (USA) Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Marking Name Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero HSBC
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Middle East Finance Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Middle East Holdings B.V.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Middle East Securities L.L.C
Disclosure of subsidiaries [line items]
Group interest percent	49.00%
HSBC Mortgage Corporation (Canada)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Mortgage Corporation (USA)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Mortgage Services Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Nominees (Asing) Sdn Bhd
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Nominees (Hong Kong) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Nominees (New Zealand) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Nominees (Tempatan) Sdn Bhd
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC North America Holdings Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Odeme Sistemleri Bilgisayar Teknolojileri Basin Yayin Ve Musteri Hizmetleri
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Overseas Holdings (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Overseas Investments Corporation (New York)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Overseas Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Participaciones (Argentina) S.A.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC PB Corporate Services 1 Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC PB Services (Suisse) SA
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Pension Trust (Ireland) DAC
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Pensiones, S.A.
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC PI Holdings (Mauritius) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Portfoy Yonetimi A.S.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Preferential LP (UK)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Private Bank (C.I.) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Private Bank (Luxembourg) S.A.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Private Bank (Monaco) SA
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Private Bank (Suisse) SA
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Private Bank (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Private Bank International
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Private Banking Holdings (Suisse) SA
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Private Banking Nominee 3 (Jersey) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Private Equity Advisors LLC
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Private Equity Investments (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Private Trustee (Hong Kong) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Private Wealth Services (Canada) Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Professional Services (India) Private Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Property (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Property Funds (Holding) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Property Funds Investment Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Provident Fund Trustee (Hong Kong) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Qianhai Securities Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Rail (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Real Estate Leasing (France)
Disclosure of subsidiaries [line items]
Group interest percent	99.00%
HSBC Realty Credit Corporation (USA)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC REIM (France)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Representative Office (Nigeria) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Retail Services Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Retirement Benefits Trustee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Savings Bank (Philippines) Inc.
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Securities (Asia) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Securities (B) Berhad
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Securities (Canada) Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Securities (Egypt) S.A.E.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Securities (Japan) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Securities (Philippines) Inc.
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Securities (Singapore) Pte Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Securities (South Africa) (Pty) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Securities (Taiwan) Corporation Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Securities (USA) Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Securities and Capital Markets (India) Private Limited
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Securities Asia International Nominees Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Securities Asia Nominees Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Securities Brokers (Asia) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Securities Investments (Asia) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Securities Services (Bermuda) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Securities Services (Guernsey) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Securities Services (Ireland) DAC
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Securities Services (Luxembourg) S.A.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Securities Services (USA) Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Securities Services Holding Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Securities Services Holdings (Ireland) DAC
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Seguros de Retiro (Argentina) S.A.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Seguros de Vida (Argentina) S.A.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Seguros, S.A de C.V., Grupo Financiero HSBC
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Service Delivery (Polska) Sp. z o.o.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Services (France)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Services Japan Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Servicios Financieros, S.A. de C.V
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Servicios, S.A. DE C.V., Grupo Financiero HSBC
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC SFH (France)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Software Development (Canada) Inc
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Software Development (Guangdong) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Software Development (India) Private Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Software Development (Malaysia) Sdn Bhd
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Specialist Investments Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Stockbroker Services (Client Assets) Nominees Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Stockbrokers Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Taxpayer Financial Services Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Technology & Services (China) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Technology & Services (USA) Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC TFS I 2005 LLC
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Transaction Services GmbH
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Trinkaus & Burkhardt (International) S.A.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Trinkaus & Burkhardt AG
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Trinkaus & Burkhardt Gesellschaft fur Bankbeteiligungen mbH
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Trinkaus Europa Immobilien-Fonds Nr. 5 GmbH
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Trinkaus Family Office GmbH
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Trinkaus Immobilien Beteiligungs KG
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Trinkaus Real Estate GmbH
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Trust Company (Canada)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Trust Company (Delaware), National Association
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Trust Company (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Trust Company AG
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Trustee (C.I.) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Trustee (Cayman) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Trustee (Guernsey) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Trustee (Hong Kong) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Trustee (Mauritius) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Trustee (Singapore) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC UK Bank plc
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC UK Holdings Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC USA Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Valores S.A.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Violet Investments (Mauritius) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Wealth Client Nominee Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Yatirim Menkul Degerler A.S.
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSI Asset Securitization Corporation
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSI International Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSIL Investments Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hubei Macheng HSBC Rural Bank Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hubei Suizhou Cengdu HSBC Rural Bank Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hubei Tianmen HSBC Rural Bank Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hunan Pingjiang HSBC Rural Bank Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Imenson Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
INKA Internationale Kapitalanlagegesellschaft mbH
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Inmobiliaria Banci, S.A. de C.V.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Inmobiliaria Bisa, S.A. de C.V.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Inmobiliaria Grufin, S.A. de C.V.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Inmobiliaria Guatusi, S.A. de C.V.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
IRERE Property Investments (French Offices) Sarl
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
James Capel & Co. Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
James Capel (Channel Islands) Nominees Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
James Capel (Nominees) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
James Capel (Second Nominees) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
James Capel (Taiwan) Nominees Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
John Lewis Financial Services Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Keyser Ullmann Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Kings Meadow Nominees Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Legend Estates Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Lion Corporate Services Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Lion International Corporate Services Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Lion International Management Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Lion Management (Hong Kong) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Lyndholme Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Marks and Spencer Financial Services plc
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Marks and Spencer Retail Financial Services Holdings Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Marks and Spencer Savings and Investments Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Marks and Spencer Unit Trust Management Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Maxima S.A. AFJP
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Mercantile Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Mexicana de Fomento, S.A. de C.V.
Disclosure of subsidiaries [line items]
Group interest percent	99.80%
Midcorp Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Midland Bank (Branch Nominees) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Midland Nominees Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
MIL (Cayman) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
MW Gestion SA
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Promocion en Bienes Raices, S.A. de C.V.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Prudential Client HSBC GIS Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
PT Bank HSBC Indonesia
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
PT HSBC Securities Indonesia
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
R/CLIP Corp.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Republic Nominees Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Republic Overseas Capital Corporation
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
RLUKREF Nominees (UK) One Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
RLUKREF Nominees (UK) Two Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
S.A.P.C. – Ufipro Recouvrement
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Saf Baiyun
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Saf Chang Jiang
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Saf Chang Jiang Shi Liu
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Saf Chang Jiang Shi Wu
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Saf Guangzhou
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Saf Zhu Jiang
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Saf Zhu Jiang Yi
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Saf Zhu Jiang Ba
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Saf Zhu Jiang Er
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Saf Zhu Jiang Jiu
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Saf Zhu Jiang Liu
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Saf Zhu Jiang Qi
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Saf Zhu Jiang San
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Saf Zhu Jiang Shi
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Saf Zhu Jiang Shi Ba
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Saf Zhu Jiang Shi Er
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Saf Zhu Jiang Shi Jiu
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Saf Zhu Jiang Shi Liu
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Saf Zhu Jiang Shi Qi
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Saf Zhu Jiang Shi Wu
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Saf Zhu Jiang Shiyi
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Saf Zhu Jiang Wu
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Samada Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
SAS Bosquet-Audrain
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
SAS Cyatheas Pasteur
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
SAS Orona
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
SCI HSBC Assurances Immo
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Secondary Club Deal I GP Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Secondary Club Deal II GP Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
SFSS Nominees (Pty) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Shandong Rongcheng HSBC Rural Bank Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Sico Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
SNC Dorique
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
SNC Kerouan
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
SNC Les Mercuriales
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
SNC Les Oliviers D’Antibes
Disclosure of subsidiaries [line items]
Group interest percent	59.99%
SNC Makala
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
SNC Nuku-Hiva Bail
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
SNCB/M6 - 2008 A
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
SNCB/M6-2007 A
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
SNCB/M6-2007 B
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Societe CCF Finance Moyen-Orient S.A.L. (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	96.64%
Société Financière et Mobilière
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Société Française et Suisse
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Societe Immobiliere Atlas S.A.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Somers Dublin DAC
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Somers Nominees (Far East) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Sopingest
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
South Yorkshire Light Rail Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
SPE 1 2005 Manager Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
St Cross Trustees Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Sun Hung Kai Development (Lujiazui III) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Swan National Leasing (Commercials) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Swan National Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Tasfiye Halinde HSBC Internet ve Telekomunikasyon Hizmetleri Anonim Sirketi
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Tempus Management AG
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Thasosfin
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
The Hongkong and Shanghai Banking Corporation Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
The Venture Catalysts Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Timberlink Settlement Services (USA) Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
TKM International Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Tooley Street View Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Tower Investment Management
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Trinkaus Australien Immobilien Fonds Nr. 1 Brisbane GmbH & Co. KG
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Trinkaus Australien Immobilien-Fonds Nr. 1 Treuhand-GmbH
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Trinkaus Canada Immobilien-Fonds Nr. 1 Verwaltungs-GmbH
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Trinkaus Europa Immobilien-Fonds Nr.3 Objekt Utrecht Verwaltungs-GmbH
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Trinkaus Immobilien-Fonds Geschaeftsfuehrungs-GmbH
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Trinkaus Immobilien-Fonds Verwaltungs-GmbH
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Trinkaus Private Equity Management GmbH
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Trinkaus Private Equity Verwaltungs GmbH
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Tropical Nominees Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Turnsonic (Nominees) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Vadep Holding AG
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Valeurs Mobilières Elysées
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Vintage 2016 HV GP Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Vintage 2016 KKR GP Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Vintage 2017 Athyrium GP Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Vintage I Secondary GP Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Vintage III Special Situations GP Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Wardley Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Wayfoong Credit Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Wayfoong Finance Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Wayfoong Nominees Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Wayhong (Bahamas) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Westminster House, LLC
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Woodex Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Yan Nin Development Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	62.14%
HSBC Holdings | CCF Charterhouse GmbH & Co Asset Leasing KG
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | CCF Charterhouse GmbH
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Charterhouse Administrators ( D.T.) Limited
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Charterhouse Management Services Limited
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Dem 5
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Dem 9
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Dempar 1
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Dempar 4
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Elysees GmbH
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Elysées Immo Invest
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Fdm 5 SAS
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Finanpar 2
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Finanpar 7
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Flandres Contentieux S.A.
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Foncière Elysées
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Fulcher Enterprises Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	62.14%
HSBC Holdings | Gesellschaft fur Industrielle Beteiligungen und Finanzierung mbH
Disclosure of subsidiaries [line items]
Group interest percent	80.67%
HSBC Holdings | Hang Seng (Nominee) Limited
Disclosure of subsidiaries [line items]
Group interest percent	62.14%
HSBC Holdings | Hang Seng Bank (China) Limited
Disclosure of subsidiaries [line items]
Group interest percent	62.14%
HSBC Holdings | Hang Seng Bank (Trustee) Limited
Disclosure of subsidiaries [line items]
Group interest percent	62.14%
HSBC Holdings | Hang Seng Bank Limited
Disclosure of subsidiaries [line items]
Group interest percent	62.14%
HSBC Holdings | Hang Seng Bullion Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	62.14%
HSBC Holdings | Hang Seng Credit Limited
Disclosure of subsidiaries [line items]
Group interest percent	62.14%
HSBC Holdings | Hang Seng Data Services Limited
Disclosure of subsidiaries [line items]
Group interest percent	62.14%
HSBC Holdings | Hang Seng Finance Limited
Disclosure of subsidiaries [line items]
Group interest percent	62.14%
HSBC Holdings | Hang Seng Financial Information Limited
Disclosure of subsidiaries [line items]
Group interest percent	62.14%
HSBC Holdings | Hang Seng Futures Limited
Disclosure of subsidiaries [line items]
Group interest percent	62.14%
HSBC Holdings | Hang Seng Indexes Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	62.14%
HSBC Holdings | Hang Seng Insurance Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	62.14%
HSBC Holdings | Hang Seng Investment Management Limited
Disclosure of subsidiaries [line items]
Group interest percent	62.14%
HSBC Holdings | High Time Investments Limited
Disclosure of subsidiaries [line items]
Group interest percent	62.14%
HSBC Holdings | HSBC Administradora de Inversiones S.A.
Disclosure of subsidiaries [line items]
Group interest percent	99.65%
HSBC Holdings | HSBC Asset Management (India) Private Limited
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | HSBC Assurances Vie (France)
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | HSBC Bank (Chile)
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | HSBC Bank (China) Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Holdings | HSBC Bank (Singapore) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Holdings | HSBC Bank (Taiwan) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Holdings | HSBC Bank Argentina S.A.
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | HSBC Bank Australia Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Holdings | HSBC Bank Canada
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Holdings | HSBC Bank Malaysia Berhad
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Holdings | HSBC Bank Middle East Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Holdings | HSBC Bank plc
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Holdings | HSBC Epargne Entreprise (France)
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | HSBC Factoring (France)
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | HSBC France
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | HSBC Global Asset Management (Deutschland) GmbH
Disclosure of subsidiaries [line items]
Group interest percent	80.67%
HSBC Holdings | HSBC Global Asset Management (France)
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | HSBC Global Asset Management (Malta) Limited
Disclosure of subsidiaries [line items]
Group interest percent	70.02%
HSBC Holdings | HSBC Global Asset Management (Oesterreich) GmbH
Disclosure of subsidiaries [line items]
Group interest percent	80.67%
HSBC Holdings | HSBC Global Asset Management (Switzerland) AG
Disclosure of subsidiaries [line items]
Group interest percent	90.33%
HSBC Holdings | HSBC Global Shared Services (India) Private Limited
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | HSBC INKA Investment-AG TGV
Disclosure of subsidiaries [line items]
Group interest percent	80.67%
HSBC Holdings | HSBC Insurance Brokers (Philippines) Inc
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | HSBC Inversiones y Servicios Financieros Limitada
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | HSBC InvestDirect (India) Limited
Disclosure of subsidiaries [line items]
Group interest percent	99.54%
HSBC Holdings | HSBC InvestDirect Financial Services (India) Limited
Disclosure of subsidiaries [line items]
Group interest percent	99.54%
HSBC Holdings | HSBC InvestDirect Sales & Marketing (India) Limited
Disclosure of subsidiaries [line items]
Group interest percent	98.54%
HSBC Holdings | HSBC InvestDirect Securities (India) Private Limited
Disclosure of subsidiaries [line items]
Group interest percent	99.61%
HSBC Holdings | HSBC Land Title Agency (USA) LLC
Disclosure of subsidiaries [line items]
Group interest percent	5500.00%
HSBC Holdings | HSBC Leasing (France)
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | HSBC Life (International) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Holdings | HSBC Life Assurance (Malta) Limited
Disclosure of subsidiaries [line items]
Group interest percent	70.02%
HSBC Holdings | HSBC Middle East Finance Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	80.00%
HSBC Holdings | HSBC Odeme Sistemleri Bilgisayar Teknolojileri Basin Yayin Ve Musteri Hizmetleri
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | HSBC Participaciones (Argentina) S.A.
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | HSBC Portfoy Yonetimi A.S.
Disclosure of subsidiaries [line items]
Group interest percent	99.98%
HSBC Holdings | HSBC Private Banking Holdings (Suisse) SA
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Holdings | HSBC Qianhai Securities Limited
Disclosure of subsidiaries [line items]
Group interest percent	51.00%
HSBC Holdings | HSBC REIM (France)
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | HSBC Securities (Egypt) S.A.E.
Disclosure of subsidiaries [line items]
Group interest percent	94.65%
HSBC Holdings | HSBC Securities (USA) Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Holdings | HSBC Seguros de Retiro (Argentina) S.A.
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | HSBC Seguros de Vida (Argentina) S.A.
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | HSBC Services (France)
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | HSBC SFH (France)
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | HSBC Trinkaus & Burkhardt (International) S.A.
Disclosure of subsidiaries [line items]
Group interest percent	80.67%
HSBC Holdings | HSBC Trinkaus & Burkhardt AG
Disclosure of subsidiaries [line items]
Group interest percent	80.67%
HSBC Holdings | HSBC Trinkaus & Burkhardt Gesellschaft fur Bankbeteiligungen mbH
Disclosure of subsidiaries [line items]
Group interest percent	80.67%
HSBC Holdings | HSBC Trinkaus Europa Immobilien-Fonds Nr. 5 GmbH
Disclosure of subsidiaries [line items]
Group interest percent	80.67%
HSBC Holdings | HSBC Trinkaus Family Office GmbH
Disclosure of subsidiaries [line items]
Group interest percent	80.67%
HSBC Holdings | HSBC Trinkaus Immobilien Beteiligungs KG
Disclosure of subsidiaries [line items]
Group interest percent	80.67%
HSBC Holdings | HSBC Trinkaus Real Estate GmbH
Disclosure of subsidiaries [line items]
Group interest percent	80.67%
HSBC Holdings | HSBC Valores S.A.
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | HSBC Yatirim Menkul Degerler A.S.
Disclosure of subsidiaries [line items]
Group interest percent	99.98%
HSBC Holdings | HSI International Limited
Disclosure of subsidiaries [line items]
Group interest percent	62.14%
HSBC Holdings | Imenson Limited
Disclosure of subsidiaries [line items]
Group interest percent	62.14%
HSBC Holdings | INKA Internationale Kapitalanlagegesellschaft mbH
Disclosure of subsidiaries [line items]
Group interest percent	80.67%
HSBC Holdings | Inmobiliaria Banci, S.A. de C.V.
Disclosure of subsidiaries [line items]
Group interest percent	98.91%
HSBC Holdings | Inmobiliaria Bisa, S.A. de C.V.
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Inmobiliaria Grufin, S.A. de C.V.
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Inmobiliaria Guatusi, S.A. de C.V.
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Keyser Ullmann Limited
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Maxima S.A. AFJP
Disclosure of subsidiaries [line items]
Group interest percent	99.98%
HSBC Holdings | Promocion en Bienes Raices, S.A. de C.V.
Disclosure of subsidiaries [line items]
Group interest percent	99.19%
HSBC Holdings | PT Bank HSBC Indonesia
Disclosure of subsidiaries [line items]
Group interest percent	98.93%
HSBC Holdings | PT HSBC Securities Indonesia
Disclosure of subsidiaries [line items]
Group interest percent	85.00%
HSBC Holdings | S.A.P.C. – Ufipro Recouvrement
Disclosure of subsidiaries [line items]
Group interest percent	99.97%
HSBC Holdings | Saf Baiyun
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Saf Chang Jiang
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Saf Chang Jiang Shi Liu
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Saf Chang Jiang Shi Wu
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Saf Guangzhou
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Saf Zhu Jiang
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Saf Zhu Jiang Yi
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Saf Zhu Jiang Ba
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Saf Zhu Jiang Er
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Saf Zhu Jiang Jiu
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Saf Zhu Jiang Liu
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Saf Zhu Jiang Qi
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Saf Zhu Jiang San
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Saf Zhu Jiang Shi
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Saf Zhu Jiang Shi Ba
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Saf Zhu Jiang Shi Er
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Saf Zhu Jiang Shi Jiu
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Saf Zhu Jiang Shi Liu
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Saf Zhu Jiang Shi Qi
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Saf Zhu Jiang Shi Wu
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Saf Zhu Jiang Shiyi
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Saf Zhu Jiang Wu
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | SAS Bosquet-Audrain
Disclosure of subsidiaries [line items]
Group interest percent	94.90%
HSBC Holdings | SAS Cyatheas Pasteur
Disclosure of subsidiaries [line items]
Group interest percent	94.93%
HSBC Holdings | SAS Orona
Disclosure of subsidiaries [line items]
Group interest percent	94.92%
HSBC Holdings | SCI HSBC Assurances Immo
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | SNC Dorique
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | SNC Kerouan
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | SNC Les Mercuriales
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | SNC Makala
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | SNC Nuku-Hiva Bail
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | SNCB/M6 - 2008 A
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | SNCB/M6-2007 A
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | SNCB/M6-2007 B
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Societe CCF Finance Moyen-Orient S.A.L. (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Société Financière et Mobilière
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Société Française et Suisse
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Sopingest
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Tasfiye Halinde HSBC Internet ve Telekomunikasyon Hizmetleri Anonim Sirketi
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | Thasosfin
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Holdings | The Hongkong and Shanghai Banking Corporation Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Holdings | Trinkaus Australien Immobilien Fonds Nr. 1 Brisbane GmbH & Co. KG
Disclosure of subsidiaries [line items]
Group interest percent	80.67%
HSBC Holdings | Trinkaus Australien Immobilien-Fonds Nr. 1 Treuhand-GmbH
Disclosure of subsidiaries [line items]
Group interest percent	80.67%
HSBC Holdings | Trinkaus Canada Immobilien-Fonds Nr. 1 Verwaltungs-GmbH
Disclosure of subsidiaries [line items]
Group interest percent	80.67%
HSBC Holdings | Trinkaus Europa Immobilien-Fonds Nr.3 Objekt Utrecht Verwaltungs-GmbH
Disclosure of subsidiaries [line items]
Group interest percent	80.67%
HSBC Holdings | Trinkaus Immobilien-Fonds Geschaeftsfuehrungs-GmbH
Disclosure of subsidiaries [line items]
Group interest percent	80.67%
HSBC Holdings | Trinkaus Immobilien-Fonds Verwaltungs-GmbH
Disclosure of subsidiaries [line items]
Group interest percent	80.67%
HSBC Holdings | Trinkaus Private Equity Management GmbH
Disclosure of subsidiaries [line items]
Group interest percent	80.67%
HSBC Holdings | Trinkaus Private Equity Verwaltungs GmbH
Disclosure of subsidiaries [line items]
Group interest percent	80.67%
HSBC Holdings | Valeurs Mobilières Elysées
Disclosure of subsidiaries [line items]
Group interest percent	99.99%